Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 916	$ 941	$ 953
Realized	(2)	(3)	1
Unrealized	4	(15)	91
Net unrealized gains (losses) included in OCI	13	(2)	(6)
Transfer in to Level 3			2
Transfer out of Level 3	(5)	(16)	(3)
Purchases/Issuances	416	40	81
Sales/Settlements	(38)	(29)	(88)
Closing balance	1,304	916	1,031
Opening balance	(1,499)	(1,379)	(2,116)
Realized	5	2	10
Unrealized	(333)	(175)	446
Transfer in to Level 3	(3)	(2)	(1)
Transfer out of Level 3	35	10	319
Purchases/Issuances	(1)	(22)	(77)
Sales/Settlements	78	67	47
Closing balance	(1,718)	(1,499)	(1,372)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(416)	(388)	(242)
Realized	5	2	9
Unrealized	(23)	(52)	(114)
Transfer in to Level 3	(3)
Transfer out of Level 3	2	2	7
Purchases/Issuances	(1)	(18)	(77)
Sales/Settlements	57	38	18
Closing balance	(379)	(416)	(399)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1,028)	(934)	(1,817)
Unrealized	(310)	(119)	569
Transfer out of Level 3	33	3	311
Purchases/Issuances		(4)
Sales/Settlements	21	26	29
Closing balance	(1,284)	(1,028)	(908)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	51	86	21
Unrealized	(23)	(23)	97
Transfer out of Level 3	(5)	(12)	(1)
Closing balance	23	51	117
Foreign exchange derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(4)	(5)
Unrealized	4	(4)	(9)
Transfer out of Level 3		5
Closing balance		(4)	(9)
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Unrealized	12
Closing balance	12
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(50)	(51)	(52)
Realized			1
Unrealized	(4)		1
Sales/Settlements		1
Closing balance	(54)	(50)	(50)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	44	46	46
Realized		(2)	(1)
Unrealized	5	(1)
Purchases/Issuances		1
Closing balance	49	44	45
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1)	(1)	(5)
Unrealized			(1)
Transfer in to Level 3		(2)	(1)
Transfer out of Level 3			1
Sales/Settlements		2
Closing balance	(1)	(1)	(6)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	6	9	4
Unrealized		1
Transfer in to Level 3			2
Transfer out of Level 3		(4)	(2)
Purchases/Issuances			2
Sales/Settlements			(1)
Closing balance	6	6	5
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	640	623	587
Realized	(2)	(1)	2
Unrealized	20	7	(6)
Net unrealized gains (losses) included in OCI	9	(3)	(2)
Purchases/Issuances	304	25	30
Sales/Settlements	(9)	(11)	(25)
Closing balance	962	640	586
Mortgage and asset backed [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	70	64	151
Unrealized	(1)		(3)
Purchases/Issuances	22	14	49
Sales/Settlements	(19)	(8)	(50)
Closing balance	72	70	147
Corporate debt [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Unrealized	(10)
Purchases/Issuances	90
Closing balance	80
Business and government [member] | Loans measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	105	113	144
Unrealized	1	1	3
Net unrealized gains (losses) included in OCI	4	1	(4)
Sales/Settlements	(10)	(10)	(12)
Closing balance	$ 100	$ 105	$ 131